Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002
Ordinary shares, authorized (in Shares)	[1]	37,500,000	37,500,000
Ordinary shares, issued (in Shares)	[1]	1,005,778	1,005,778
Ordinary shares, outstanding (in Shares)	[1]	1,005,778	1,005,778
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002
Ordinary shares, authorized (in Shares)	[1]	412,500,000	412,500,000
Ordinary shares, issued (in Shares)	[1]	17,379,276	8,815,027
Ordinary shares, outstanding (in Shares)	[1]	17,379,276	8,815,027
Undesignated Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002
Ordinary shares, authorized (in Shares)	[1]	300,000,000	300,000,000
Ordinary shares, issued (in Shares)	[1]	0	0
Ordinary shares, outstanding (in Shares)	[1]	0	0

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).